Long-term debt and current portion of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	€ 20,179	€ 20,564
Short-term portion	2,242	3,396
Total	24,707	27,239
Banks [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	3,200	4,014
Short-term portion	801	272
Total	4,001	4,286
Ordinary bonds [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	16,520	16,044
Short-term portion	1,445	2,959
Total	17,965	19,003
Convertible bonds [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	387	383
Total	387	383
Other financial institutions [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	72	123
Short-term portion	40	48
Total	112	171
Long-term debt and current portion of long-term debt [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Long-term portion	20,179	20,564
Short-term portion	2,286	3,279
Total	€ 22,465	€ 23,843